ADVANCES	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Note 6- ADVANCES	NOTE 6 – ADVANCES During its operations in the quarter ended December 31, 2020, the Company did not accrue any costs which were not paid through the cash proceeds or the sale of capital stock.